PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
6.	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Mining structures and mining rights	Machinery and equipment	Motor vehicles	Construction in progress	Total
	CNY	CNY	CNY	CNY	CNY	CNY
Cost
At January 1, 2016	22,996	33,921	7,648	7,319	34,276	106,160
Additions	—	—	3	—	5,020	5,023
Transfer	5,515	—	—	—	(5,515)	—
Disposals	—	—	—	(311)	—	(311)
Exchange adjustment	202	21	3	348	2,279	2,853
At December 31, 2016	28,713	33,942	7,654	7,356	36,060	113,725
Acquisition of Bayannaoer Mining	43	—	12	280	—	335
Additions	—	—	71	—	4,137	4,208
Disposals	(5,781)	(4,688)	(786)	(2,017)	—	(13,272)
Exchange adjustment	(104)	(21)	(173)	(35)	(2,388)	(2,721)
Disposal of subsidiaries	(22,828)	(29,233)	(5,939)	(5,305)	(37,809)	(101,114)
At December 31, 2017	43	—	839	279	—	1,161
At December 31, 2017 (US$)	6	—	129	44	—	179

Accumulated depreciation and amortization and impairment losses

At January 1, 2016	(13,206)	(33,608)	(7,485)	(2,471)	—	(56,770)
Depreciation charge	(1,415)	—	(55)	(1,185)	—	(2,655)
Disposals	—	—	—	301	—	301
Exchange adjustment	16	—	(1)	(93)	—	(78)
At December 31, 2016	(14,605)	(33,608)	(7,541)	(3,448)	—	(59,202)
Depreciation charge	(530)	—	(25)	(1,193)	—	(1,748)
Disposals	5,121	4,688	715	1,742	—	12,266
Exchange adjustment	(84)	—	(69)	(46)	—	(199)
Disposal of subsidiaries	10,098	28,920	6,100	2,941	—	48,059
At December 31, 2017	—	—	(820)	(4)	—	(824)
At December 31, 2017 (US$)	—	—	(126)	(1)	—	(127)

Net carrying amount
At December 31, 2016	14,108	334	113	3,908	36,060	54,523
At December 31, 2017	43	—	19	275	—	337
At December 31, 2017 (US$)	6	—	3	43	—	52

An impairment loss on property, plant and equipment of CNY7.54 million of Yangchong Mine was recorded for the year ended December 31, 2015 in connection with the decline of average selling prices of iron concentrates. Yangchong Mine was designated as a single cash-generating unit ("CGU"), which was based predominantly on the value-in-use (“VIU”) approach. VIU calculations use pre-tax cash flow projections. Other key assumptions applied in the impairment tests include the production volume, expected iron price, product cost and related expenses. Management determined that these key assumptions were based on past performance and their expectations on market development. Further, at December 31, 2015, the Group adopted a pre-tax rate of 16.00% that reflects specific risks related to the CGU, as the discount rate. There was no further impairment loss on property, plant and equipment during the years ended December 31, 2016 and 2017.